Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Investments, All Other Investments [Abstract]
Schedule of Interest rate risk	On June 30, 2022, the Company’s cash, cash equivalents, and financial investments were indexed as follows:

	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash and cash equivalents and financial investments	$328,417,524	99.29%	$2,363,683	0.71%	$330,781,207	100.00%

	Amount	%
Cash equivalents and financial investments indexed to CDI (i)	$2,363,683	100.00%
(i)	The interbank deposit certificate (Certificado de Depósito Interbancário), or CDI rate is an average of interbank overnight rates in Brazil.

Schedule of Foreign exchange rate risk
On June 30, 2022, the Company had the following amounts of financial assets and liabilities denominated in two currencies:

	As of June 30,	As of December 31,
	2022	2021
Trade account payable
Brazilian reais	$(360,177)	$(705,725)
U.S.dollars	(529,417)	(171,917)
	(889,594)	(877,642)

Cash and cash equivalents and financial investments
Brazilian reais	2,429,263	329,621
U.S.dollars	328,351,943	14,046,902
	330,781,206	14,376,523

Net exposure (1-2):
Brazilian reais	$2,069,086	$(376,103)

U.S.dollars	$327,822,526	$13,874,985

Schedule of sensitivity analysis of financial instruments
Interest risk factor

			Additional variations in book balance (*)
	Risk factor	Amounts exposed as of June 30, 2022	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	$2,363,683	$151,867	$71,206	$(9,455)	$(90,115)	$(170,776)

Net impact	CDI	$2,363,683	$151,867	$71,206	$(9,455)	$(90,115)	$(170,776)

Rates considered	CDI	13.25%	6.83%	10.24%	13.65%	17.06%	20.48%

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect on June 30, 2022.
Foreign

exchange risk factor

			Additional variations in book balance (*)
	Risk factor	Amounts exposed as of June 30, 2022	-50%	-25%	Probable scenario	+25%	+50%
Assets
Cash equivalents and financial investments	BRL	$2,429,263	$1,207,211	$596,185	$(14,841)	$(625,867)	$(1,236,893)
Other assets	BRL	1,122,285	557,714	275,429	(6,856)	(289,142)	(571,427)

		$3,551,548	$1,764,925	$871,614	$(21,697)	$(915,009)	$(1,808,320)

Liabilities
Other liabilities	BRL	(2,286,753)	(1,136,392)	(561,211)	13,970	589,151	1,164,332

		(2,286,753)	(1,136,392)	(561,211)	13,970	589,151	1,164,332

Net impact		$1,264,795	$628,533	$310,403	$(7,727)	$(325,858)	$(643,988)

Exchanges rate considered		5.2380	2.6350	3.9525	5.2700	6.5875	7.9050

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect on June 30, 2022.